Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Summary of Other Non-Current Liabilities [Abstract]
Unrecognized tax benefit	¥ 51,809	$ 7,409	¥ 60,608
Contingent consideration, non-current portion	1,800	257	1,800
Total	¥ 53,609	$ 7,666	¥ 62,408